Nature of Business	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Financial Gravity Companies, Inc. and Subsidiaries (“the Company”) is located in Allen, Texas. The wholly-owned subsidiaries of the organization include: Financial Gravity Holdings, Inc., Financial Gravity Operations, Inc., Financial Gravity Tax, Inc., Financial Gravity Wealth, Inc., Cloud9 Holdings Company, Financial Gravity Business, LLC, Financial Gravity Ventures, LLC., SASH Corporation (doing business as Metro Data Processing) and Tax Coach Software, LLC.

On September 30, 2016, Financial Gravity Holdings entered into a reverse merger transaction with Pacific Oil Company (the “Merger”). Pacific Oil Company was incorporated in Nevada on December 5, 2005 as Kat Racing, Inc. On January 4, 2013, the Articles of Incorporation were amended to change the name of the Company to Prairie West Oil & Gas, Ltd. On July 26, 2013, the Articles of Incorporation were amended to change the name of the company to Pacific Oil Company. On October 31, 2016, following the Merger, the Articles of Incorporation were amended to change the name of the Company to Financial Gravity Companies, Inc. On the effective date of the Merger, the business of Financial Gravity Holdings became the only business of Pacific Oil Company (currently named Financial Gravity Companies, Inc.).

Financial Gravity Holdings is now a subsidiary of the Company. Financial Gravity Holdings, Inc. (“FGH”) was established on September 29, 2014 to engage in the acquisition and integration of financial and other businesses which will deliver a wide range of accounting, tax planning and management services to high net worth individuals and businesses in the Dallas/Fort Worth region, with further expansion into other markets in accordance with its long-term growth rate and strategic business plan.

Financial Gravity Operations, Inc. (“FGO”) was established as a wholly-owned subsidiary of FGH in Texas on September 29, 2014. FGO did not have any activity through September 30, 2014. Activity commenced in 2015 for FGO related to the management of operational expenses for the shared services of the subsidiaries.

Financial Gravity Business, LLC. (“FGB”) formerly Cloud9b2b, LLC (“Cloud9 B2B”) was acquired by Cloud9 Holdings Company effective December 31, 2014 and provides business consulting services to Small Business Owners that identify ways to leverage a business’ current assets (people, platforms and processes) and reduce exposure to risk, both short-term and long-term, while simplifying the business and increasing profitability.

Financial Gravity Ventures, LLC. (“FGV”) formerly Cloud9 Accelerator, LLC was acquired by Cloud9 Holdings Company effective December 31, 2014 and holds acquired companies and business assets until they are integrated into the main stream Financial Gravity business structure. FGV does not have any financial activity through June 30, 2017.

Effective January 1, 2015, Cloud9 assigned 100% of the membership interest in Cloud9 Accelerator, LLC and Cloud9b2b, to FGO.

Financial Gravity Tax, Inc. (“FG Tax”) formerly Business Legacy, Inc., (“BLI”) was acquired by FGO for no cost effective January 1, 2015 and is located in Allen, Texas. BLI is a bookkeeping, tax planning, tax preparation, and payroll service provider to small companies and individuals.

Financial Gravity Wealth, Inc. (“FG Wealth”) formerly Pollock Advisory Group, Inc., (“PAG”) was acquired by FGO for no cost effective January 1, 2015 and is a registered investment advisor, located in Allen, Texas. PAG provides asset management services.

SASH Corporation, an Oklahoma corporation doing business as Metro Data Processing (“MDP”) was acquired August 12, 2015. The purchase was made by Cloud9Accelerator, LLC. MDP is located in Tulsa, Oklahoma, and provides payroll services, software, and support solutions to business owners.

Tax Coach Software, LLC, an Ohio limited liability company (“TCS”), was acquired effective October 1, 2015. The purchase was made by FGH. Located in Cincinnati, Ohio, TCS provides three primary services including monthly subscriptions to the “Tax Coach” software system, coaching and email marketing services.

Financial Gravity Companies, Inc. and Subsidiaries is located in Allen, Texas. The wholly-owned subsidiaries of the organization include: Financial Gravity Holdings, Inc., Financial Gravity Operations, Inc., Business Legacy, Inc., Pollock Advisory Group, Inc., Cloud9 Holdings Company, Cloud9b2b, LLC, Cloud9 Accelerator, LLC., SASH Corporation (doing business as Metro Data Processing) and Tax Coach Software, LLC.

Financial Gravity Holdings, Inc. (“FGH”) was established on September 29, 2014 to engage in the acquisition and integration of financial and other businesses which will deliver a wide range of accounting, tax planning and management services to high net worth individuals and businesses in the Dallas/Fort Worth region, with further expansion into other markets in accordance with its long-term growth rate and strategic business plan.

Financial Gravity Operations, Inc. (“FGO”) was established as a wholly-owned subsidiary of FGH in Texas on September 29, 2014. FGO did not have any activity through September 30, 2014. Activity commenced in 2015 for FGO related to the management of operational expenses for the shared services of the subsidiaries.

Financial Gravity Business, LLC. (“FGB”) formerly Cloud9b2b, LLC (“Cloud9 B2B”) was acquired by Cloud9 Holdings Company effective December 31, 2014 and provides business consulting services to Small Business Owners that identify ways to leverage a business’ current assets (people, platforms and processes) and reduce exposure to risk, both short-term and long-term, while simplifying the business and increasing profitability. FGB does not have any financial activity through September 30, 2016.

Financial Gravity Ventures, LLC. (“FGV”) formerly Cloud9 Accelerator, LLC was acquired by Cloud9 Holdings Company effective December 31, 2014 and holds acquired companies and business assets until they are integrated into the main stream Financial Gravity business structure. FGV does not have any financial activity through September 30, 2016.

Effective January 1, 2015, Cloud9 assigned 100% of the membership interest in Cloud9 Accelerator, LLC and Cloud9b2b, to FGO.

Financial Gravity Tax, Inc. (“FG Tax”) formerly Business Legacy, Inc., (“BLI”) was acquired by FGO for no cost effective January 1, 2015 and is located in Allen, Texas. BLI is a bookkeeping, tax planning, tax preparation, and payroll service provider to small companies and individuals.

Financial Gravity Wealth, Inc. (“FG Wealth”) formerly Pollock Advisory Group, Inc., (“PAG”) was acquired by FGO for no cost effective January 1, 2015 and is a registered investment advisor, located in Allen, Texas. PAG provides asset management services.

SASH Corporation, an Oklahoma corporation doing business as Metro Data Processing (“MDP”) was acquired August 12, 2015. The purchase was made by Cloud9Accelerator, LLC. MDP is located in Tulsa, Oklahoma, and provides payroll services, software, and support solutions to business owners.

Tax Coach Software, LLC (“TCS”), was acquired effective October 1, 2015, and is an Ohio limited liability company. The purchase was made by FGH. TCS, located in Cincinnati, Ohio, provides three primary services including monthly subscriptions to the “Tax Coach” software system, coaching and email marketing services.